Related parties - Significant loan transactions with related parties (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Investments in associates:
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		₩ 11,966	₩ 0
Loan		24,800	12,000
Other	[1]	7	(34)
Ending		36,773	11,966
Nomura investment property trust No.19
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		11,966	0
Loan		0	12,000
Other	[1]	7	(34)
Ending		11,973	₩ 11,966
Goduck Gangil1 PFV Co., Ltd
Related parties - Significant loan transactions with related parties [Line Items]
Loan		24,000
Other	[1]	0
Ending		24,000
IMM Global Private Equity Fund
Related parties - Significant loan transactions with related parties [Line Items]
Loan		800
Other	[1]	0
Ending		₩ 800

[1]	The effect on changes in allowance for credit loss is included.